JPMorgan Large Cap Growth Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.4%
Aerospace & Defense — 2.9%
GE Aerospace	5,173	1,467,771
Rocket Lab Corp. *	4,335	278,396
RTX Corp.	7,019	1,354,030
		3,100,197
Automobiles — 3.4%
Tesla, Inc. *	9,675	3,596,838
Beverages — 2.2%
Coca-Cola Co. (The)	19,239	1,463,103
Monster Beverage Corp. *	12,010	870,226
		2,333,329
Biotechnology — 6.6%
AbbVie, Inc.	3,755	816,712
Alnylam Pharmaceuticals, Inc. *	2,037	673,847
Amgen, Inc.	2,610	918,250
Gilead Sciences, Inc.	12,360	1,722,648
Insmed, Inc. *	10,634	1,738,862
Natera, Inc. *	6,081	1,216,210
		7,086,529
Broadline Retail — 2.9%
Alibaba Group Holding Ltd., ADR (China)	7,483	938,797
Amazon.com, Inc. *	10,051	2,093,343
MercadoLibre, Inc. (Brazil) *	57	98,507
Sea Ltd., ADR (Singapore) *	101	8,405
		3,139,052
Building Products — 0.2%
Trane Technologies plc	548	228,211
Capital Markets — 3.4%
Charles Schwab Corp. (The)	12,840	1,206,751
Goldman Sachs Group, Inc. (The)	2,468	2,088,062
Intercontinental Exchange, Inc.	1,586	249,400
Robinhood Markets, Inc., Class A *	960	66,521
		3,610,734
Communications Equipment — 1.8%
Ciena Corp. *	3,327	1,291,776
Lumentum Holdings, Inc. *	848	595,952
		1,887,728
Construction & Engineering — 0.8%
Quanta Services, Inc.	1,489	817,197
Consumer Staples Distribution & Retail — 2.3%
Dollar General Corp.	3,016	358,033
Walmart, Inc.	16,910	2,101,592
		2,459,625

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 2.2%
GE Vernova, Inc.	2,738	2,389,923
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	7,159	904,578
Celestica, Inc. (Canada) *	1,689	475,691
		1,380,269
Entertainment — 0.0% ^
Netflix, Inc. *	140	13,472
ROBLOX Corp., Class A *	161	9,082
		22,554
Financial Services — 3.5%
Berkshire Hathaway, Inc., Class B *	2,604	1,247,699
Mastercard, Inc., Class A	4,836	2,416,577
Visa, Inc., Class A	212	64,129
		3,728,405
Ground Transportation — 0.7%
Uber Technologies, Inc. *	887	63,838
Union Pacific Corp.	3,003	728,491
		792,329
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	8,679	891,061
Intuitive Surgical, Inc. *	263	121,170
		1,012,231
Health Care Providers & Services — 1.0%
Hims & Hers Health, Inc. * (a)	1,976	41,028
McKesson Corp.	1,172	1,014,221
		1,055,249
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	63	266,917
DoorDash, Inc., Class A *	198	29,738
McDonald's Corp.	3,678	1,142,952
		1,439,607
Household Durables — 0.3%
DR Horton, Inc.	2,230	305,992
Household Products — 0.7%
Procter & Gamble Co. (The)	5,106	737,535
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	2,032	305,514
Industrial Conglomerates — 1.3%
3M Co.	9,865	1,432,645

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 11.0%
Alphabet, Inc., Class C	29,855	8,564,154
Meta Platforms, Inc., Class A	5,610	3,209,577
		11,773,731
IT Services — 1.8%
Cloudflare, Inc., Class A *	65	13,358
International Business Machines Corp.	5,821	1,410,814
Shopify, Inc., Class A (Canada) *	824	97,758
Snowflake, Inc., Class A *	1,366	206,068
Twilio, Inc., Class A *	2,024	254,671
		1,982,669
Machinery — 0.7%
Deere & Co.	1,379	776,601
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	6,822	400,994
Oil, Gas & Consumable Fuels — 1.6%
Cheniere Energy, Inc.	386	109,455
Exxon Mobil Corp.	9,416	1,597,569
		1,707,024
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	8,749	530,658
Eli Lilly & Co.	2,435	2,239,269
Johnson & Johnson	9,497	2,321,395
Merck & Co., Inc.	10,888	1,309,759
		6,401,081
Semiconductors & Semiconductor Equipment — 17.2%
Advanced Micro Devices, Inc. *	4,553	926,204
Analog Devices, Inc.	1,854	589,826
Broadcom, Inc.	9,775	3,025,525
Lam Research Corp.	3,754	802,138
NVIDIA Corp.	60,340	10,523,212
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4,242	1,433,658
Texas Instruments, Inc.	5,739	1,114,224
		18,414,787
Software — 5.2%
AppLovin Corp., Class A *	182	72,612
Crowdstrike Holdings, Inc., Class A *	251	97,879
Intuit, Inc.	518	223,790
Microsoft Corp.	12,923	4,783,904
Oracle Corp.	911	133,996
Palantir Technologies, Inc., Class A *	824	120,482
ServiceNow, Inc. *	1,787	186,845
		5,619,508

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 0.3%
AutoZone, Inc. *	41	137,533
Carvana Co., Class A *	357	112,220
Wayfair, Inc., Class A *	1,621	121,954
		371,707
Technology Hardware, Storage & Peripherals — 9.6%
Apple, Inc.	36,883	9,360,683
Western Digital Corp.	3,683	996,111
		10,356,794
Tobacco — 1.6%
Philip Morris International, Inc.	10,464	1,730,160
Total Common Stocks (Cost $68,558,787)		102,396,749
Short-Term Investments — 4.8%
Investment Companies — 4.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c)	4,999,500	5,000,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c)	109,317	109,316
Total Investment Companies (Cost $5,110,631)		5,109,316
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $24,728)	24,728	24,728
Total Short-Term Investments (Cost $5,135,359)		5,134,044
Total Investments — 100.2% (Cost $73,694,146)		107,530,793
Liabilities in Excess of Other Assets — (0.2)%		(192,642)
NET ASSETS — 100.0%		107,338,151

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $26,695.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$107,530,793	$—	$—	$107,530,793

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$588,926	$23,486,158	$19,074,100	$344	$(1,328)	$5,000,000	4,999,500	$90,681	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	10,377	1,745,631	1,731,280	—	—	24,728	24,728	4,716	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	—	2,424,686	2,315,370	—	—	109,316	109,317	1,966	—
Total	$599,303	$27,656,475	$23,120,750	$344	$(1,328)	$5,134,044		$97,363	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.